Note 2 - Revenues 10K	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Notes to Financial Statements
Revenue from Contract with Customer [Text Block]
(
2
) REVENUES:

The Company operates in
one
business segment, which primarily focuses on the development and commercialization of innovative cyclodextrin-based products for the treatment of people with serious and life threatening rare diseases and medical conditions. However, substantially all of the Company's revenues are derived from the sale of cyclodextrins and related products to the pharmaceutical, nutritional, and other industries, primarily for use in diagnostics and specialty drugs. Currently, a small portion of the Company's revenues are also generated by sales of Trappsol
®
Cyclo™ to South America (Brazil) for the treatment of NPC patients.

The Company considers there to be revenue concentration risks for regions where net product revenues exceed
10%
of consolidated net product revenues. The concentration of the Company's net product revenues within the regions below may
have a material adverse effect on the Company's revenues and results of operations if sales in the respective regions experience difficulties.

Revenues by product are summarized as follows:

	Three Months Ended June 30,		Six Months Ended June 30,
	2020	2019	20 20	20 19
Trappsol ® Cyclo™	$-	$-	$30,096	$25,971
Trappsol ® HPB	151,188	135,878	366,150	206,746
Trappsol ® Fine Chemical	55,631	39,100	133,740	104,952
Aquaplex ®	928	97,130	928	149,690
Other	1,847	987	4,414	6,562
Total revenues	$209,594	$273,095	$535,328	$493,921

Substantially all of our sales of Trappsol
®
Cyclo™ for the
six
months ended
June 30, 2020
and year ended
December 31, 2019
were to a single customer who exports the drug to South America. All of our Aquaplex
®
sales for the
six
months ended
June 30, 2020
and year ended
December 31, 2019
were to
three
customers.

(
2
) REVENUES:

The Company operates in
one
business segment, which primarily focuses on the development and commercialization of innovative cyclodextrin-based products for the treatment of people with serious and life threatening rare diseases and medical conditions. The Company considers there to be revenue concentration risks for regions where net product revenues exceed
10%
of consolidated net product revenues. The concentration of the Company's net product revenues within the regions below may
have a material adverse effect on the Company's revenues and results of operations if sales in the respective regions experience difficulties. The Company adopted the requirements of ASC
606
on
January
1,
2018
using the modified retrospective method. See Note
1
(i) – Revenue Recognition for additional discussion.

Revenues by product are summarized as follows:

	Year Ended
	December 31,
	2019	2018
Trappsol ® Cyclo™	$103,596	$166,596
Trappsol ® HPB	481,379	484,101
Trappsol ® Fine Chemical	265,947	233,910
Aquaplex ®	149,878	116,806
Other	6,398	10,064
Total revenues	$1,007,198	$1,011,477

Substantially all of our sales of Trappsol
®
Cyclo™ for the years ended
December 31, 2019
and
2018
were to a single customer who exports the drug to South America. Substantially all of our Aquaplex
®
sales are to
one
customer.